Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 203,850,000	$ 173,532,000	$ 164,049,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	46,735,000	41,680,000	19,509,000
Cash received from (paid to) FDIC under loss share	1,595,000	584,000	1,730,000
Stock compensation expense	4,771,000	5,909,000	3,569,000
Provision (release) for loan losses	(5,450,000)	(2,100,000)	(6,250,000)
Loss (gain) on sale of investment securities	0	(3,499,000)	0
Decrease (increase) in accrued interest receivable	(5,652,000)	(3,974,000)	2,760,000
Decrease (increase) in federal and state income tax receivable	(1,804,000)	16,047,000	5,153,000
Decrease (increase) in cash surrender value of bank owned life insurance	(5,992,000)	(6,498,000)	(5,627,000)
Gain on bank owned life insurance	(2,416,000)	(6,805,000)	0
Net realized (gain) loss on sales of premises and equipment and real estate owned	(1,450,000)	(1,673,000)	(20,039,000)
Decrease (increase) in other assets	(6,876,000)	7,974,000	(14,204,000)
Increase (decrease) in accrued expenses and other liabilities	(36,609,000)	(41,477,000)	71,071,000
Net cash provided (used) by operating activities	190,702,000	179,700,000	221,721,000
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans and principal repayments, net	(459,183,000)	(896,450,000)	(619,046,000)
Loans purchased	(143,605,000)	(72,856,000)	(105,420,000)
FHLB & FRB stock purchase	(530,000,000)	(183,609,000)	(36,347,000)
FHLB & FRB stock redeemed	525,800,000	177,824,000	26,340,000
Available-for-sale securities purchased	(272,780,000)	(76,367,000)	(137,591,000)
Principal payments and maturities of available-for-sale securities	199,008,000	367,713,000	537,255,000
Proceeds from sales of available-for-sale investment securities	0	362,829,000	50,741,000
Held-to-maturity securities purchased	(170,836,000)	(466,058,000)	0
Principal payments and maturities of held-to-maturity securities	187,812,000	229,716,000	218,958,000
Proceeds from sales of real estate owned	15,192,000	16,248,000	61,132,000
Proceeds from settlements of bank owned life insurance	3,484,000	10,096,000	0
Purchase of bank owned life insurance	0	0	(100,000,000)
Net cash received (paid) in business combinations	(2,211,000)	(3,370,000)	0
Proceeds from sales of premises and equipment	1,000	5,209,000	14,685,000
Premises and equipment purchased and REO improvements	(27,127,000)	(15,461,000)	(41,771,000)
Net cash provided (used) by investing activities	(674,445,000)	(544,536,000)	(131,064,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	552,445,000	234,460,000	(30,775,000)
Proceeds from borrowings	13,250,000,000	4,590,000,000	1,118,000,000
Repayments of borrowings	(13,145,000,000)	(4,445,000,000)	(868,000,000)
Proceeds from exercise of common stock options and related tax benefit	1,338,000	7,238,000	9,283,000
Dividends paid on common stock	(55,997,000)	(74,519,000)	(49,926,000)
Repurchase of warrants	0	0	(7,744,000)
Treasury stock purchased	(164,249,000)	(98,374,000)	(87,850,000)
Increase (decrease) in advance payments by borrowers for taxes and insurance	786,000	13,733,000	(7,326,000)
Net cash provided (used) by financing activities	439,323,000	227,538,000	75,662,000
Increase (decrease) in cash and cash equivalents	(44,420,000)	(137,298,000)	166,319,000
Cash and cash equivalents at beginning of year	313,070,000	450,368,000	284,049,000
Cash and cash equivalents at end of year	268,650,000	313,070,000	450,368,000
Non-cash investing activities
Real estate acquired through foreclosure	4,032,000	3,266,000	12,697,000
Other personal property acquired through foreclosure	3,109,000	0	0
Non-cash financing activities
Stock issued upon exercise of warrants	3,914,000	7,632,000	0
Cash paid during the year for
Interest	133,722,000	111,333,000	114,506,000
Income taxes	$ 44,260,000	$ 54,078,000	$ 68,507,000